Investments in Real Estate-Related Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Investments [Abstract]
Investments in Real Estate Debt
5.	Investments in Real Estate Debt
The following tables detail the Company’s investments in real estate debt as of September 30, 2021 and December 31, 2020 ($ in thousands):

	September 30, 2021
Type of Security/Loan	Number of Positions	Weighted Average Coupon	Weighted Average Maturity Date (1)	Cost Basis	Fair Value
RMBS	51	3.12%	November 7, 2045	$173,051	$177,472
CMBS—floating	4	L + 3.46%	July 15, 2038	296,928	298,661
CMBS—fixed	1	6.26%	July 25, 2039	2,700	2,536

Total real estate securities	56	3.33%	March 15, 2041	472,679	478,669
Term loan (2)	1	L + 5.35%	February 26, 2026	504,540	485,406

Total investments in real estate debt	57	4.39%	June 2, 2033	$977,219	$964,075

		December 31, 2020
Type of Security	Number of Positions	Weighted Average Coupon	Weighted Average Maturity Date (1)	Cost Basis	Fair Value
RMBS	55	3.22%	March 22, 2047	$213,863	$215,358
CMBS	1	6.26%	July 25, 2039	3,066	2,867

Total investments in real estate debt	56			$216,929	$218,225

(1)	Weighted average maturity date is based on the fully extended maturity date of the underlying collateral.
(2)
On February 26, 2021, the Company provided financing in the form of a term loan to an unaffiliated entity in connection with its acquisition of a premier United Kingdom holiday company. The loan is in the amount of £360 million and has an initial term of five years, with a two-year extension option.

The majority of the Company’s investments in real estate securities consist of non-agency RMBS and CMBS.
The Company’s investments in real estate debt include CMBS collateralized by properties owned by Starwood-advised investment vehicles. The following table details the Company’s affiliate investments in real estate debt ($ in thousands):

Fair Value
	September 30, 2021	December 31, 2020
CMBS	$298,661	$—

Total	$298,661	$—

Such CMBS were purchased in fully or over-subscribed offerings. Each investment in such CMBS by the Company represented a minority participation in any individual tranche. The Company acquired its minority participation interest from third-party investment banks on market terms negotiated by the majority third-party investors.
During the three and nine months ended September 30, 2021, the Company recorded net unrealized losses on its investments in real estate debt of ($4.6) million and ($6.2) million, respectively. During the three and nine months ended September 30, 2020, the Company recorded net unrealized gains on its investments in real estate debt of $9.2 million and net unrealized losses of ($4.7) million, respectively. During the three and nine months ended September 30, 2020, the Company recorded realized losses on its investments in real estate debt of ($1.2) million and ($5.8) million, respectively. Such amounts are recorded as a component of Income (loss) from investments in real estate debt on the Company’s Condensed Consolidated Statements of Operations.

5.	Investments in Real Estate-Related Securities
The following tables detail the Company’s investments in real estate-related securities as of December 31, 2020 and 2019 ($ in thousands):

		December 31, 2020
Instrument	Number of Positions	Weighted Average Coupon (1)	Weighted Average Maturity Date (2)	Cost Basis	Fair Value
RMBS	55	3.22%	March 22, 2047	$213,863	$215,358
CMBS	1	6.26%	July 25, 2039	3,066	2,867

	56			$216,929	$218,225

		December 31, 2019
Instrument	Number of Positions	Weighted Average Coupon (1)	Weighted Average Maturity Date (2)	Cost Basis	Fair Value
RMBS	59	3.76%	October 17, 2040	$235,405	$236,844
CLO	12	6.12%	May 11, 2031	29,302	29,236
CMBS	4	3.73%	March 13, 2037	11,473	11,571

	75			$276,180	$277,651

(1)	As of December 31, 2020, the Company’s RMBS investments had floating rate coupons ranging from 0.00% to 7.95% and its CMBS investment had a floating rate coupon of 6.26%.
(2)	Weighted average maturity date is based on the fully extended maturity date of the underlying collateral.
The majority of the Company’s real estate-related securities portfolio consist of non-agency residential mortgage-backed securities (“RMBS”). The Company also has an investment in commercial mortgage-backed securities (“CMBS”). We owned 12 positions in collateralized loan obligations (“CLO”) as of December 31, 2019.
During the year ended December 31, 2020, the Company recorded net unrealized losses and realized losses on its real estate-related securities portfolio of $0.2 million and $5.8 million, respectively. During the year ended December 31, 2019, the Company recorded net unrealized gains and realized gains on its real estate-related securities portfolio of $1.5 million and $0.6 million, respectively. Such amounts are recorded as a component of Income from real estate-related securities, net on the Company’s Consolidated Statements of Operations.